Expense Example - Class A Class C and Institutional Class - SP 500 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	635	971	1,329	2,337	342	745	1,275	2,726